Basis of Presentation (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
Basis of Presentation [Abstract]
Right-of-use asset	$ 25,351	$ 29,300	$ 0
Operating lease liability	$ 25,351	$ 29,300